LOOMIS SAYLES FUNDS II:
                          LOOMIS SAYLES WORLDWIDE FUND
                                  (THE "FUND")

Supplement dated June 24, 2004 to the Loomis Sayles Funds II Equity Funds Prospectus, dated February 1, 2004, as may be supplemented from time to time

On June 4, 2004, the Board of Trustees of Loomis Sayles Funds approved the use of futures as one of the principal investment strategies for the Fund.



                                                                   M-LSSP07-0604

                             CDC NVEST EQUITY FUNDS:
                     LOOMIS SAYLES INTERNATIONAL EQUITY FUND
                                  (THE "FUND")

Supplement dated June 24, 2004 to the CDC Nvest Equity Funds Classes A, B and C Prospectus, dated February 1, 2004, as may be supplemented from time to time

On June 4, 2004, the Board of Trustees (the "Trustees") of CDC Nvest Funds and Loomis Sayles Funds approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive a portion of its advisory fee to limit the total annual fund operating expenses of the Fund to 1.40%, 2.15% and 2.15% of the average net assets for Classes A, B and C shares, respectively, effective from July 1, 2004 through January 31, 2005.

PROSPECTUS CHANGES

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST EQUITY FUNDS CLASSES A, B AND C PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE LOOMIS SAYLES INTERNATIONAL EQUITY FUND.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

---------------------------------------------- ----------------------------------------------------
                                                    LOOMIS SAYLES INTERNATIONAL EQUITY FUND*1
---------------------------------------------- ----------------------------------------------------
---------------------------------------------- ------------------ ------------- -------------------
                                                    CLASS A         CLASS B          CLASS C
---------------------------------------------- ------------------ ------------- -------------------
---------------------------------------------- ------------------ ------------- -------------------
Management fees                                      0.75%           0.75%            0.75%
---------------------------------------------- ------------------ ------------- -------------------
---------------------------------------------- ------------------ ------------- -------------------
Distribution and/or service (12b-1) fees             0.25%          1.00%**          1.00%**
---------------------------------------------- ------------------ ------------- -------------------
---------------------------------------------- ------------------ ------------- -------------------
Other expenses                                       1.15%           2.69%            2.69%
---------------------------------------------- ------------------ ------------- -------------------
---------------------------------------------- ------------------ ------------- -------------------
Total annual fund operating expenses                 2.15%           4.44%            4.44%
---------------------------------------------- ------------------ ------------- -------------------
---------------------------------------------- ------------------ ------------- -------------------
Fee Waiver/Expense Reimbursement                     0.75%           2.29%            2.29%
---------------------------------------------- ------------------ ------------- -------------------
---------------------------------------------- ------------------ ------------- -------------------
Net Expenses                                         1.40%           2.15%            2.15%
---------------------------------------------- ------------------ ------------- -------------------

* Expense information in the table has been restated to reflect current fees and expenses.

** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.40%, 2.15% and 2.15% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2005 and is reevaluated on an annual basis.

EXAMPLE+

------------- ---------------------------------------------------
                   LOOMIS SAYLES INTERNATIONAL EQUITY FUND*
------------- ---------------------------------------------------
-----------------------------------------------------------------
                CLASS           CLASS               CLASS
                   A              B                   C
-----------------------------------------------------------------
-----------------------------------------------------------------
                            (1)      (2)       (1)       (2)
-----------------------------------------------------------------
-----------------------------------------------------------------
1 year           $739      $813      $313      $413      $313
-----------------------------------------------------------------
-----------------------------------------------------------------
3 years         $1,170    $1,524    $1,224    $1,224    $1,224
-----------------------------------------------------------------
-----------------------------------------------------------------
5 years         $1,625    $2,344    $2,144    $2,144    $2,144
-----------------------------------------------------------------
-----------------------------------------------------------------
10 years**      $2,883    $4,012    $4,012    $4,490    $4,490
-----------------------------------------------------------------
(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*  Reflects current fees and expenses.

**  Class B  shares  automatically  convert  to  Class A  shares  after 8 years;
therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

+ The example is based on the Net Expenses for seven months of the 1-year period and Total Annual Fund Operating Expenses for five months of the 1-year period. The example is based on the Total Annual Fund Operating for all other periods.

                                                              SP230-0604 (40405)

                        CDC NVEST TAX FREE INCOME FUNDS:
                LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND
                       LOOMIS SAYLES MUNICIPAL INCOME FUND
                                  (THE "FUNDS")

Supplement dated June 24, 2004 to CDC Nvest Tax Free Income Funds Classes A and B Prospectus, dated February 1, 2004, as may be supplemented from time to time

On June 4, 2004, the Board of Trustees (the "Trustees") of CDC Nvest Funds and Loomis Sayles Funds approved a reduction in the 12b-1 fees of Class A shares of the Loomis Sayles Massachusetts Tax Free Income Fund from 0.35% to 0.25% of average daily net assets of such class of shares, effective July 1, 2004. The Trustees also approved the use mortgage dollar rolls as one of the principal investment strategies for the Funds.

PROSPECTUS CHANGES

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" IN THE CDC NVEST TAX FREE INCOME FUNDS CLASS A AND B PROSPECTUS THE FOLLOWING BULLET IS ADDED WITH RESPECT TO LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND AND LOOMIS SAYLES MUNICIPAL INCOME FUND.

|X|      The Fund may also invest in futures.

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT RISKS IN THE CDC NVEST TAX FREE INCOME FUNDS CLASS A AND B PROSPECTUS THE FOLLOWING TEXT IS ADDED WITH RESPECT TO LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND AND LOOMIS SAYLES MUNICIPAL INCOME FUND.

DERIVATIVE SECURITIES: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include futures) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST TAX FREE INCOME FUNDS CLASSES A AND B PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND.

ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------------------------------------------------------
                                        MASSACHUSETTS TAX FREE INCOME FUND*+
--------------------------------------------------------------------------------
--------------------------------------------------------- ----------------------
                                         CLASS A                  CLASS B
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Management fees                           0.60%                    0.60%
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Distribution and/or service (12b-1) fees  0.25%                   1.00%**
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Other expenses                            0.43%                    0.43%
--------------------------------------------------------- ----------------------
--------------------------------------------------------- ----------------------
Total annual fund operating expenses      1.28%                    2.03%
--------------------------------------------------------- ----------------------
--------------------------------------------------------------------------------

* Loomis Sayles has given a binding undertaking to limit the amount of this Fund's total fund operating expenses, exclusive of brokerage expenses, interest expense, taxes and organizational and extraordinary expenses, to 1.40% and 2.05% annually of the Fund's average daily net assets for Class A and Class B shares, respectively. This undertaking is in effect through January 31, 2005, and is reevaluated on an annual basis.

** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

+ Expense information in the table has been restated to reflect current fees and expenses.

EXAMPLE+

--------------- ------------------------------------
                MASSACHUSETTS TAX FREE INCOME FUND*
--------------- ------------------------------------
--------------- ---------------- -------------------
                    CLASS A           CLASS B
--------------- ---------------- -------------------
--------------- ---------------- -------- ----------
                                   (1)       (2)
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
1 year                $550          $706       $206
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
3 years               $814          $937       $637
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
5 years             $1,097        $1,293     $1,093
--------------- ---------------- -------- ----------
--------------- ---------------- -------- ----------
10 years**          $1,905        $2,166     $2,166
--------------- ---------------- -------- ----------

(1)  Assumes redemption at end of period.
(2)      Assumes no redemption at end of period.
+  The example is based on Total Annual Fund Operating Expenses for all periods.
* Reflects current fees and expenses.
**  Class B  shares  automatically  convert  to  Class A  shares  after 8 years;
therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.


                                                              SP231-0604 (40406)

                             CDC NVEST INCOME FUNDS:
LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES GOVERNMENT SECURITIES FUND, LOOMIS SAYLES HIGH INCOME FUND, LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND, LOOMIS SAYLES STRATEGIC INCOME FUND, (THE "FUNDS")

Supplement dated June 24, 2004 to the CDC Nvest Income Funds Classes A, B and C and Class Y Prospectuses, each dated February 1, 2004, each as may be supplemented from time to time

On June 4, 2004, the Board of Trustees (the "Trustees") of CDC Nvest Funds and Loomis Sayles Funds approved the reduction in the advisory fee of the Loomis Sayles High Income Fund from 0.70% of the first $200 million of average daily net assets and 0.65% of average daily net assets in excess of $200 million to 0.60% of average daily net assets, effective July 1, 2004. The Trustees also approved the agreement of Loomis, Sayles & Company, L.P. ("Loomis Sayles") to waive a portion of its advisory fee to limit the total annual fund operating expenses of the Loomis Sayles Core Plus Bond Fund to 1.15%, 1.90%, 1.90% and 0.90% of the average net assets for Classes A, B, C and Y shares, respectively, effective from July 1, 2004 through January 31, 2005. In addition, the Trustees approved a reduction of the 12b-1 fees for Class A shares of the Loomis Sayles Limited Term Government and Agency Fund from 0.35% to 0.25% of the daily net assets of such class of shares, effective July 1, 2004. The Trustees also approved the use mortgage dollar rolls and/or futures as one of the principal investment strategies for the Funds.

PROSPECTUS CHANGES

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" IN THE CDC NVEST INCOME FUNDS CLASSES A, B, C AND Y PROSPECTUSES, THE FOLLOWING BULLET IS ADDED WITH RESPECT TO LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES GOVERNMENT SECURITIES FUND, AND LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND.

|X| The Fund may also invest in mortgage-related securities, including mortgage dollar rolls.

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT STRATEGIES" IN THE CDC NVEST INCOME FUNDS CLASSES A, B, C AND Y PROSPECTUSES, THE FOLLOWING BULLET IS ADDED WITH RESPECT TO LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES GOVERNMENT SECURITIES FUND, LOOMIS SAYLES HIGH INCOME FUND, LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND AND LOOMIS SAYLES STRATEGIC INCOME FUND.

|X|      The Fund may also invest in futures.

WITHIN THE SECTION ENTITLED "PRINCIPAL INVESTMENT RISKS" IN THE CDC NVEST INCOME FUNDS CLASSES A, B, C AND Y PROSPECTUSES, THE FOLLOWING TEXT IS ADDED WITH RESPECT TO LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES GOVERNMENT SECURITIES FUND, LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND AND LOOMIS SAYLES STRATEGIC INCOME FUND. WITH RESPECT TO LOOMIS SAYLES HIGH INCOME FUND THE FOLLOWING TEXT REPLACES THE FIRST PARAGRAPH OF THIS SECTION.

DERIVATIVE SECURITIES: Subject to changes in the underlying securities or indices on which such transactions are based. There is no guarantee that the use of derivatives for hedging purposes will be effective or that suitable transactions will be available. Even a small investment in derivatives (which include futures) may give rise to leverage risk, and can have a significant impact on the Fund's exposure to stock market values, interest rates or the currency exchange rate.

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST INCOME FUNDS CLASSES A, B AND C PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE LOOMIS SAYLES CORE PLUS BOND FUND, LOOMIS SAYLES HIGH INCOME FUND AND LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, as a percentage of average daily net assets)

------------------------ ---------------------------------- --------------------------------- ------------------------------------
                           LOOMIS SAYLES CORE PLUS BOND     LOOMIS SAYLES HIGH INCOME FUND*       LOOMIS SAYLES LIMITED TERM
                                      FUND*1                                                      GOVERNMENT AND AGENCY FUND*
------------------------ ---------------------------------- --------------------------------- ------------------------------------
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
                          CLASS A    CLASS B     CLASS C     CLASS A    CLASS B    CLASS C     CLASS A    CLASS B      CLASS C
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
Management fees            0.41%      0.41%       0.41%       0.60%      0.60%      0.60%       0.57%      0.57%        0.57%
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
Distribution and/or
service (12b-1) fees       0.25%     1.00%**     1.00%**      0.25%     1.00%**    1.00%**      0.25%     1.00%**      1.00%**
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
Other expenses             0.62%      0.62%       0.62%       0.76%      0.76%      0.76%       0.45%      0.45%        0.45%
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
Total annual fund
operating expenses         1.28%      2.03%       2.03%       1.61%      2.36%      2.36%       1.27%      2.02%        2.02%
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
Fee Waiver/Expense
Reimbursement              0.13%      0.13%       0.13%       0.00%      0.00%      0.00%       0.00%      0.00%        0.00%
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------
Net Expenses               1.15%      1.90%       1.90%       1.61%      2.36%      2.36%       1.27%      2.02%        2.02%
------------------------ ---------- ----------- ----------- ---------- ---------- ----------- ---------- ----------- -------------

* Expense information in the table has been restated to reflect current fees and expenses.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 1.15%, 1.90% and 1.90% of the Fund's average daily net assets for Classes A, B and C shares, respectively. This undertaking is in effect through January 31, 2005 and is reevaluated on an annual basis.

EXAMPLE

---------------- ------------------------------------------- ---------------------------------------------
                     LOOMIS SAYLES CORE PLUS BOND FUND*            LOOMIS SAYLES HIGH INCOME FUND*
---------------- ------------------------------------------- ---------------------------------------------
----------------------------------------------------------------------------------------------------------
                 CLASS        CLASS             CLASS        CLASS        CLASS              CLASS
                    A           B                 C             A           B                  C
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                           (1)      (2)     (1)      (2)               (1)     (2)      (1)       (2)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
1 year            $567     $698    $198     $298     $198     $606    $739     $239     $339      $239
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
3 years           $831     $929    $629     $629     $629     $935   $1,036    $736     $736      $736
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
5 years          $1,114   $1,286  $1,086   $1,086   $1,086   $1,287  $1,460   $1,260   $1,260    $1,260
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
10 years**       $1,920   $2,160  $2,160   $2,160   $2,353   $2,275  $2,510   $2,510   $2,696    $2,696
----------------------------------------------------------------------------------------------------------

---------------- -------------------------------------------
                 LOOMIS SAYLES LIMITED TERM GOVERNMENT AND
                                AGENCY FUND*
---------------- -------------------------------------------
------------------------------------------------------------
                 CLASS        CLASS             CLASS
                    A           B                 C
------------------------------------------------------------
------------------------------------------------------------
                           (1)      (2)     (1)      (2)
------------------------------------------------------------
------------------------------------------------------------
1 year            $425     $705    $205     $305     $205
------------------------------------------------------------
------------------------------------------------------------
3 years           $691     $934    $634     $634     $634
------------------------------------------------------------
------------------------------------------------------------
5 years           $976    $1,288  $1,088   $1,088   $1,088
------------------------------------------------------------
------------------------------------------------------------
10 years**       $1,788   $2,155  $2,155   $2,348   $2,348
------------------------------------------------------------
(1) Assumes redemption at end of period.
(2) Assumes no redemption at end of period.
*  Reflects current fees and expenses.

** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

WITHIN THE SECTION ENTITLED "FUND FEES & EXPENSES" OF THE CDC NVEST INCOME FUNDS CLASS Y PROSPECTUS, THE FOLLOWING TEXT REPLACES THE INFORMATION WITH RESPECT TO THE LOOMIS SAYLES CORE PLUS BOND FUND AND LOOMIS SAYLES HIGH INCOME FUND.

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

------------------------------------------- ------------------------------------ ---------------------------------------
                                              LOOMIS SAYLES CORE PLUS FUND*1        LOOMIS SAYLES HIGH INCOME FUND*2
------------------------------------------- ------------------------------------ ---------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                         CLASS Y                               CLASS Y
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Management fees                                           0.41%                                 0.60%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Distribution and/or service (12b-1) fees                  0.00%                                 0.00%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Other expenses                                            0.32%                                 0.52%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses                      0.73%                                 1.12%
------------------------------------------------------------------------------------------------------------------------

*  Reflects current fees and expenses.

1 Loomis Sayles has given a binding undertaking to this Fund to limit the amount of the Fund's total annual fund operating expenses, exclusive of brokerage expenses, interest expenses, taxes and organizational and extraordinary expenses, to 0.90% of the Fund's average daily net assets for Class Y shares. This undertaking is in effect through January 31, 2005 and is reevaluated on an annual basis.
2 Class Y shares of Loomis Sayles High Income Fund were not outstanding during the Fund's last fiscal year. Expenses for Loomis Sayles High Income Fund are based on estimated amounts for the current fiscal year, and have been restated to reflect current fees and expenses.


EXAMPLE+

---------------- --------------------------------------------------- ----------------------------------------------------
                         LOOMIS SAYLES CORE PLUS BOND FUND*                    LOOMIS SAYLES HIGH INCOME FUND*
---------------- --------------------------------------------------- ----------------------------------------------------
---------------- --------------------------------------------------- ----------------------------------------------------
                                      CLASS Y                                              CLASS Y
---------------- --------------------------------------------------- ----------------------------------------------------
---------------- --------------------------------------------------- ----------------------------------------------------
1 year                                    $75                                                 $114
---------------- --------------------------------------------------- ----------------------------------------------------
---------------- --------------------------------------------------- ----------------------------------------------------
3 years                                  $233                                                 $356
---------------- --------------------------------------------------- ----------------------------------------------------
---------------- --------------------------------------------------- ----------------------------------------------------
5 years                                  $406                                                 $617
---------------- --------------------------------------------------- ----------------------------------------------------
---------------- --------------------------------------------------- ----------------------------------------------------
10 years                                 $907                                               $1,363
---------------- --------------------------------------------------- ----------------------------------------------------

*  Reflects current fees and expenses.

+ For Loomis Sayles Core Plus Bond Fund, the example is based on the Net Expenses for seven months of the 1-year period and Total Annual Fund Operating Expenses for five months of the 1-year period and all remaining years. For Loomis Sayles High Income Fund, the example is based on the Total Annual Fund Operating Expenses for all periods.

                                                              SP229-0604 (40403)